Note 21 - Other Payables	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]

21  Other payables

The table below presents the components of Other payables (in thousands):

	December 31,	December 31,
	2025	2024
Options reward program liability	$3,000	$—
Total Other payables (non-current)	$3,000	$—

Accrued compensation and benefits	$20,363	$16,072
Accrued expenses	10,569	8,153
Deferred income	10,557	9,504
Loan interest payable to the related party(i)	8,764	8,764
Amounts due to related parties(i)	807	1,780
Other payables	2,968	5,148
Total Other payables (current)	$54,028	$49,421

(i)	For additional details regarding transactions with related parties see Note 30.

As of December 31, 2025 and 2024, the carrying values of Other payables approximated their fair values.

BULLISH

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS